Other operating income and expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Net foreign exchange rate difference	$ 49,321	$ 623
Sale of carbon credits	17,621	0
Transition services to Polestar Times Technology	16,285	23,881
Sales of plant operation services to a related party	1,661	3,911
Other operating income	5,520	6,315
Total other operating income	90,408	34,730
Restructuring costs	13,629	0
Non-income tax expense	1,235	242
Transition services to Polestar Times Technology	947	4,143
Other operating expenses	4,522	8,432
Total other operating expense	$ 20,333	$ 12,817